Derivative Liabilities - Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 2,306,796	$ 1,494,200
Change in fair value	(1,665,966)	(2,834)
Fair value - commitment date		954,725
Change in fair value prior to conversion or reclassification		(149,542)
Conversion of convertible promissory notes		(1,457,801)
Reclassification of warrants to equity		(838,748)
Recognition of contingent milestone liability		2,117,142
Change in fair value		189,654
Ending balance	640,830	2,306,796
Contingent Milestone Payment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,306,796
Change in fair value	(1,665,966)
Fair value - commitment date
Change in fair value prior to conversion or reclassification
Conversion of convertible promissory notes
Reclassification of warrants to equity
Recognition of contingent milestone liability		2,117,142
Change in fair value		189,654
Ending balance	640,830	2,306,796
Bridge Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		834,352
Change in fair value		13,798
Fair value - commitment date		680,276
Change in fair value prior to conversion or reclassification		(105,790)
Conversion of convertible promissory notes		(1,422,636)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Change in fair value
Ending balance
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		578,164
Change in fair value		(15,320)
Fair value - commitment date		274,449
Change in fair value prior to conversion or reclassification		1,455
Conversion of convertible promissory notes
Reclassification of warrants to equity		(838,748)
Recognition of contingent milestone liability
Change in fair value
Ending balance
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		81,684
Change in fair value		(1,312)
Fair value - commitment date
Change in fair value prior to conversion or reclassification		(45,207)
Conversion of convertible promissory notes		(35,165)
Reclassification of warrants to equity
Recognition of contingent milestone liability
Change in fair value
Ending balance